Financial instruments—Risk management and fair value (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Foreign Currency Risk Exposure	The following chart summarizes the Company’s foreign currency risk exposure (assets and liabilities denominated in foreign currency) as of December 31:

	2022	2021
Assets
Cash and cash equivalents	$13,546	$10,848
Accounts receivable, net	48,900	50,103
Other assets	20,605	17,811

Total assets	$83,051	$78,762
Liabilities
Accounts payable	16,969	35,948
Taxes payable	38,303	25,827
Other liabilities	13,465	12,239

Total liabilities	$68,737	$74,014

Net position	$14,314	$4,748

Movement in Allowance for Impairment for Short and Long-term Investments at Amortized Cost
The movement in the allowance for impairment for short and long-term investments at amortized cost for the year ended December 31 was as follows:

	2022	2021
Balance at beginning of year	$(1,312)	$(1,217)
(Additions)/Reversal	(1,643)	(95)

Balance at end of year	$(2,955)	$(1,312)

Summary of Credit Risk Exposure on Trade Receivables using Provision Matrix
Set out below is the information about the credit risk exposure on the Company’s trade receivables using a provision matrix as of December 31:

	2022
		Days past due
	Total	Current	<30	30-60	60-90	>90
Expected credit loss rate		0.0%	5.9%	13.1%	30.5%	57.3%
Gross carrying amount	$145,273	$127,412	$2,877	$2,134	$545	$12,305
Expected credit loss	$7,690	$28	$170	$279	$166	$7,047

	2021
		Days past due
	Total	Current	<30	30-60	60-90	>90
Expected credit loss rate		0.0%	3.2%	3.4%	13.5%	51.2%
Gross carrying amount	$100,015	$77,995	$3,157	$4,080	$658	$14,125
Expected credit loss	$7,565	$9	$100	$139	$89	$7,228

Summary of Financial Liabilities According to Maturity Date
The table below summarizes the Company’s financial liabilities according to their maturity date. The amounts in the table are the contractual undiscounted cash flows. Balances due within twelve months equal their carrying balances as the impact of discounting is not significant.
December 31, 2022

	Note	Carrying amount	Contractual cash flow	Less than twelve months	Between 1 and 4 years	More than 4 years
Non-derivative financial liabilities
Loans and borrowings	18	$1,444,303	$1,538,467	$167,759	$920,846	$449,862
Lease liabitity	14	238,373	341,847	106,076	195,253	40,518
Account payable	19	166,660	166,660	166,660	—	—
Account payable to related parties	19	1,004	1,004	1,004	—	—

		$1,850,340	$2,047,978	$441,499	$1,116,099	$490,380
December 31, 2021

	Note	Carrying amount	Contractual cash flow	Less than twelve months	Between 1 and 4 years	More than 4 years
Non-derivative financial liabilities
Loans and borrowings	18	$1,425,633	$1,549,887	$228,272	$895,620	$425,995
Lease liabitity	14	178,651	217,526	89,413	123,434	4,679
Account payable	19	112,596	112,596	112,596	—	—
Account payable to related parties	19	7,948	7,948	7,948	—	—

		$1,724,828	$1,887,957	$438,229	$1,019,054	$430,674

Summary of Carrying Amount and Fair Values of Financial Assets and Financial Liabilities
Set out below is a comparison, by class, of the carrying amounts and fair values of the Company’s financial instruments, other than those with carrying amounts that are reasonable approximations of fair values:

		Carrying amount		Fair Value
	Note	2022	2021	2022	2021
Financial assets
Long-term investments	9	202,056	199,670	201,061	199,082
Financial liabilities
Loans and borrowings	18	1,444,303	1,425,633	1,559,435	1,549,934

Summary of Company's financial instruments measured at fair value
The following chart summarizes the Company’s financial instruments measured at fair value, classified according to the valuation method:

	Fair value measurement as of reporting date
	2022	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Recurring fair value measurements
Assets
Investment fund	95,474	95,474	—	—

Total assets	$95,474	$95,474	$—	$—

Liabilities
Derivative financial instruments	251,150	—	251,150	—

Total liabilities	$251,150	$—	$251,150	$—

	Fair value measurement as of reporting date
	2021	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Recurring fair value measurements
Assets
Investment fund	124,726	124,726	—	—

Total assets	$124,726	$124,726	$—	$—

Liabilities
Derivative financial instruments	268,338	—	268,338	—

Total liabilities	$268,338	$—	$268,338	$—